Group cash flow statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from consolidated operations
Profit/(loss) after tax for the year		$ 8,851	$ 4,776	$ (1,719)
Adjustments for:
– Taxation		3,965	1,567	993
– Finance items		1,658	773	4,702
– Share of profit after tax of equity accounted units		(339)	(321)	(361)
– Net gains on disposal and consolidation of interests in businesses		(2,344)	(515)	(64)
– Impairment charges net of reversals		796	249	2,791
– Depreciation and amortisation		4,375	4,794	4,645
– Provisions (including exchange differences on provisions)		535	1,417	726
Utilisation of provisions		(714)	(627)	(585)
Utilisation of provision for post-retirement benefits		(339)	(370)	(230)
Change in inventories		(482)	292	526
Change in trade and other receivables		(138)	(794)	1,404
Change in trade and other payables		421	229	(431)
Other items	[1]	425	(102)	(295)
Cash flows from consolidated operations		16,670	11,368	12,102
Adjustment for derivative contracts transacted and not designated for hedge relationship		$ (501)	$ 29	$ 227

[1]	Includes adjustments to add back mark to market losses of US$501 million (2016: gains of US$29 million; 2015: gains of US$227 million) mainly relating to derivative contracts transacted for operational purposes and not designated in a hedge relationship.